Earnings Per Share - Schedule of Antidilutive Shares (Q3) (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	2,463,734	68,207	2,466,518	63,841	462,798	39,645
Options and unvested stock units outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	7,579	21,205	10,363	16,839	17,423	9,080
Warrants outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	2,144,127	44,948	2,144,127	44,948	443,321	28,511
Convertible promissory notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	309,974	0	309,974	0
Contingent Sponsor Earnout Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	2,054	2,054	2,054	2,054	2,054	2,054